Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

November 3, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Series Fund, Inc.

Post-Effective Amendment No. 2 to the Registration Statement on Form N-14

(File No.: 333-166561)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 2 to the registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), for ING Series Fund, Inc. (“Registrant”).  The Registrant is making this filing in order to file the final opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING Balanced Fund with and into ING Capital Allocation Fund (formerly, ING Strategic Allocation Conservative Fund), each a separate series of the Registrant.  The reorganization is discussed in the Registrant’s Registration Statement on Form N-14 which was filed on the EDGAR system and went effective on June 7, 2010.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 202.261.3496.

Sincerely,

/s/ Hoang T. Pham
Hoang T. Pham

Attachment